Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000221654 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	SIMPLE Class
Trading Symbol	EPLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	9.60%	13.64%	12.25%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
Russell 1000® Value Index[2]		11.15%	14.28%	12.95%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	8.87%
Morningstar Large Value Category Average[4]		10.51%	14.46%	13.13%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,117,184,946
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 7,146,392
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments

C000080506 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Investor Class
Trading Symbol	EPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$139	1.33%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%	[1]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	4.05%	12.59%	9.09%
Investor Class Shares - Excluding sales charges		9.52%	13.75%	9.70%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	9.28%
Morningstar Large Value Category Average[4]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,117,184,946
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 7,146,392
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments

C000180195 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class R6
Trading Symbol	EPLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$77	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%	[2]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	5/8/2017	10.18%	14.43%	10.01%
Russell 3000®Index[1]		20.81%	16.74%	14.39%
Russell 1000® Value Index[2]		11.15%	14.28%	9.56%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	8.68%
Morningstar Large Value Category Average[4]		10.51%	14.46%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,117,184,946
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 7,146,392
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments

C000080509 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class I
Trading Symbol	EPLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$77	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%	[3]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/3/2008	10.18%	14.44%	10.29%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	9.28%
Morningstar Large Value Category Average[4]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 03, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,117,184,946
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 7,146,392
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments

C000080508 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class C
Trading Symbol	EPLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$217	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.08%	[4]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	7.75%	12.92%	8.89%
Class C Shares - Excluding sales charges		8.75%	12.92%	8.89%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	9.28%
Morningstar Large Value Category Average[4]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,117,184,946
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 7,146,392
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments

C000080507 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class A
Trading Symbol	EPLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from overweight exposure to and security selection in information technology, and from stock selection in energy. The most significant detractors included security selection in communication services and underweight allocation to and security selection in financials, while negative exposure to market sensitivity also modestly weighed on relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight allocation and security selection in semiconductors and IT services	Contributed
Energy	Strong stock selection in oil, gas and consumable fuel names	Contributed
Communication services	Underexposure to Alphabet and exposure to Omnicom	Detracted
Financials	Underweight sector allocation and security selection in banks and capital markets firms	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/3/2009	3.79%	12.78%	9.34%
Class A Shares - Excluding sales charges		9.83%	14.06%	9.96%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
U.S. Equity Yield Composite Index[3]		5.21%	10.27%	9.28%
Morningstar Large Value Category Average[4]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 03, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,117,184,946
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 7,146,392
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,117,184,946%
Total number of portfolio holdings	99%
Total advisory fees paid	$7,146,392%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments
Top Industries
Banks	9.9%
Electric Utilities	6.6%
Pharmaceuticals	6.1%
Semiconductors & Semiconductor Equipment	5.4%
Oil, Gas & Consumable Fuels	4.6%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	3.9%
Electrical Equipment	3.6%
Biotechnology	3.4%
Machinery	3.2%
Other	48.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.1%
CVS Health Corp.	1.9%
Cummins, Inc.	1.9%
Microsoft Corp.	1.8%
Chevron Corp.	1.8%
* Excluding short-term investments

C000080514 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class A
Trading Symbol	EPSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$118	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%	[5]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/2/2006	10.12%	13.12%	7.50%
Class A Shares - Excluding sales charges		16.53%	14.40%	8.11%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Aug. 02, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 834,037,115
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,105,799
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments

C000080515 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class C
Trading Symbol	EPSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$198	1.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.84%	[6]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	14.71%	13.55%	7.31%
Class C Shares - Excluding sales charges		15.71%	13.55%	7.31%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 834,037,115
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,105,799
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments

C000080516 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class I
Trading Symbol	EPSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$91	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%	[7]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/27/2005	16.82%	14.69%	8.39%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Dec. 27, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 834,037,115
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,105,799
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments

C000127145 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class R6
Trading Symbol	EPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$80	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%	[8]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	16.91%	14.81%	8.37%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 834,037,115
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,105,799
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments

C000080517 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Investor Class
Trading Symbol	EPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$125	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%	[9]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from holdings in health care and consumer staples. The most significant detractors included security selection in communication services and consumer discretionary.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection among pharmaceutical companies and health care providers	Contributed
Consumer staples	Security selection among beverage companies and underweight exposure to household product companies	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla or Amazon, and exposure to Restaurant Brands	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	10.62%	13.16%	7.47%
Investor Class Shares - Excluding sales charges		16.45%	14.33%	8.08%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Global Equity Yield Composite Index[2]		8.84%	9.87%	7.70%
Morningstar Global Large Stock Value Category Average[3]		18.41%	14.60%	9.00%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 834,037,115
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,105,799
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$834,037,115%
Total number of portfolio holdings	113%
Total advisory fees paid	$5,105,799%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.4%
Technology Hardware, Storage & Peripherals	8.3%
Banks	7.3%
Insurance	5.2%
Electric Utilities	4.8%
Diversified Telecommunication Services	4.2%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Microsoft Corp.	2.4%
Dell Technologies, Inc., Class C	2.4%
Cisco Systems, Inc.	2.2%
International Business Machines Corp.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.1%
AbbVie, Inc.	1.7%
Samsung Electronics Co. Ltd., GDR	1.6%
CVS Health Corp.	1.5%
* Excluding short-term investments

C000086335 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Investor Class
Trading Symbol	MMHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	3/31/2010	0.14%	1.27%	3.12%
Investor Class Shares - Excluding sales charges		2.71%	2.11%	3.59%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	4.39%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	3.62%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	2.85%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,361,373,025
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 49,813,989
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

C000185918 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class R6
Trading Symbol	MMHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	3.04%	2.43%	2.33%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.57%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	2.72%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	2.28%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	1.30%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,361,373,025
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 49,813,989
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

C000086338 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class I
Trading Symbol	MMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	3/31/2010	2.89%	2.36%	3.86%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	4.39%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	3.62%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	2.85%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,361,373,025
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 49,813,989
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

C000086337 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class C
Trading Symbol	MMHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.64%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	3/31/2010	0.87%	1.34%	2.81%
Class C Shares - Excluding sales charges		1.86%	1.34%	2.81%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	4.39%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	3.62%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	2.85%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,361,373,025
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 49,813,989
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

C000086336 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class A
Trading Symbol	MMHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and Puerto Rico credits affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Out-of-Index exposure to nonrated credits, primarily driven by security selection	Contributed
Geography	Overweight exposure to Puerto Rico credits, driven by security selection	Contributed
Sector	Overweight allocation to electric holdings, supported by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years, affected by security selection	Detracted
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, affected by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	3/31/2010	(0.44)%	1.17%	3.12%
Class A Shares - Excluding sales charges		2.64%	2.10%	3.60%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg High Yield Municipal Bond Index[2]		2.77%	3.02%	4.39%
High Yield Municipal Bond Composite Index[3]		3.33%	2.28%	3.62%
Morningstar High Yield Muni Category Average[4]		1.73%	1.43%	2.85%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

3.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,361,373,025
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 49,813,989
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,361,373,025%
Total number of portfolio holdings	1,377%
Total advisory fees paid	$49,813,989%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	10.9%
Illinois	9.4%
California	5.7%
Texas	4.5%
Ohio	4.5%
Wisconsin	4.1%
Pennsylvania	3.7%
Florida	3.3%
Alabama	3.2%
Other	38.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.1%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	4.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.6%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.0%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/50	2.7%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

C000087296 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class A
Trading Symbol	ICEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/1/2006	11.63%	7.19%	5.00%
Class A Shares - Excluding sales charges		18.13%	8.41%	5.59%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 263,539,419
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,017,521
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments

C000087297 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class C
Trading Symbol	ICEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$245	2.26%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.26%	[10]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/2006	15.84%	7.28%	4.52%
Class C Shares - Excluding sales charges		16.84%	7.28%	4.52%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 263,539,419
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,017,521
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments

C000087298 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class I
Trading Symbol	ICEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/31/1997	18.40%	8.70%	5.87%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 31, 1997
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 263,539,419
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,017,521
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments

C000087295 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Investor Class
Trading Symbol	ICELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$165	1.52%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.52%	[11]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	4/29/2008	11.85%	6.99%	4.74%
Investor Class Shares - Excluding sales charges		17.74%	8.10%	5.33%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 263,539,419
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,017,521
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments

C000221657 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	SIMPLE Class
Trading Symbol	ICERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$165	1.51%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by security selection. The strongest contributions to relative performance came from security selection in the financials and information technology sectors. The most significant detractors included security selections in consumer staples, health care and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection (Lloyds Banking Group, Nordea and NN Group)	Contributed
Information technology	Stock selection (Samsung Electronics and Taiwan Semiconductor Manufacturing Company)	Contributed
Consumer staples	Stock selection (Rohto Pharmaceutical and Asahi Group)	Detracted
Health care	Stock selection (Novo Nordisk and CSL)	Detracted
Industrials	Stock selection (RELX and Schneider Electric)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	17.74%	7.98%	6.34%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	10.46%
Morningstar Foreign Large Blend Category Average[2]		22.75%	11.25%	9.60%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 263,539,419
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,017,521
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$263,539,419%
Total number of portfolio holdings	40%
Total advisory fees paid	$2,017,521%
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.1%
Japan	20.3%
France	12.6%
Germany	9.6%
Netherlands	6.3%
United States	5.8%
Republic of Korea	5.2%
Taiwan	4.5%
Finland	3.9%
Sweden	1.6%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Samsung Electronics Co. Ltd., GDR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.5%
AstraZeneca plc, Sponsored ADR	4.1%
Lloyds Banking Group plc	4.0%
Nordea Bank Abp	3.9%
Vonovia SE	3.9%
Keyence Corp.	3.7%
Deutsche Post AG	3.6%
Beazley plc	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.4%
* Excluding short-term investments

C000221659 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	SIMPLE Class
Trading Symbol	MSXMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 01, 2024.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance closely reflected the performance of the S&P 500® Index. Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance will typically lag that of the Index because the Fund incurs operating expenses that the Index does not. The strongest contributions to Fund and Index performance came from the semiconductor & equipment, interactive media & services, and software industries, while the weakest performance came from the health care providers & services, chemicals and media industries.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Semiconductor & semiconductor equipment industry	Among the top industries by return	Contributed
NVIDIA Corp.	Among the top individual positions by return	Contributed
Health care providers and services	Among the weakest industries by return	Detracted
UnitedHealth Group Inc.	Among the weakest individual positions by return	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	20.55%	16.65%	14.56%
S&P 500®Index[1]		21.45%	17.64%	15.55%
Morningstar Large Blend Category Average[2]		17.61%	15.77%	13.52%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,845,458,122
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,551,032
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,845,458,122%
Total number of portfolio holdings	509%
Total advisory fees paid	$2,551,032%
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.8%
Software	11.1%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.6%
Other	39.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087312 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Investor Class
Trading Symbol	MYSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 01, 2024.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$77	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%	[12]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance closely reflected the performance of the S&P 500® Index. Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance will typically lag that of the Index because the Fund incurs operating expenses that the Index does not. The strongest contributions to Fund and Index performance came from the semiconductor & equipment, interactive media & services, and software industries, while the weakest performance came from the health care providers & services, chemicals and media industries.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Semiconductor & semiconductor equipment industry	Among the top industries by return	Contributed
NVIDIA Corp.	Among the top individual positions by return	Contributed
Health care providers and services	Among the weakest industries by return	Detracted
UnitedHealth Group Inc.	Among the weakest individual positions by return	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	19.38%	16.58%	13.51%
Investor Class Shares - Excluding sales charges		20.59%	16.81%	13.86%
S&P 500®Index[1]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[2]		17.61%	15.77%	13.04%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,845,458,122
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,551,032
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,845,458,122%
Total number of portfolio holdings	509%
Total advisory fees paid	$2,551,032%
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.8%
Software	11.1%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.6%
Other	39.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087314 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Class I
Trading Symbol	MSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 01, 2024.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance closely reflected the performance of the S&P 500® Index. Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance will typically lag that of the Index because the Fund incurs operating expenses that the Index does not. The strongest contributions to Fund and Index performance came from the semiconductor & equipment, interactive media & services, and software industries, while the weakest performance came from the health care providers & services, chemicals and media industries.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Semiconductor & semiconductor equipment industry	Among the top industries by return	Contributed
NVIDIA Corp.	Among the top individual positions by return	Contributed
Health care providers and services	Among the weakest industries by return	Detracted
UnitedHealth Group Inc.	Among the weakest individual positions by return	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	21.13%	17.33%	14.33%
S&P 500®Index[1]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[2]		17.61%	15.77%	13.04%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,845,458,122
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,551,032
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,845,458,122%
Total number of portfolio holdings	509%
Total advisory fees paid	$2,551,032%
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.8%
Software	11.1%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.6%
Other	39.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087313 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Class A
Trading Symbol	MSXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 01, 2024.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance closely reflected the performance of the S&P 500® Index. Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance will typically lag that of the Index because the Fund incurs operating expenses that the Index does not. The strongest contributions to Fund and Index performance came from the semiconductor & equipment, interactive media & services, and software industries, while the weakest performance came from the health care providers & services, chemicals and media industries.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Semiconductor & semiconductor equipment industry	Among the top industries by return	Contributed
NVIDIA Corp.	Among the top individual positions by return	Contributed
Health care providers and services	Among the weakest industries by return	Detracted
UnitedHealth Group Inc.	Among the weakest individual positions by return	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	19.01%	16.68%	13.70%
Class A Shares - Excluding sales charges		20.82%	17.03%	14.04%
S&P 500®Index[1]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[2]		17.61%	15.77%	13.04%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,845,458,122
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 2,551,032
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,845,458,122%
Total number of portfolio holdings	509%
Total advisory fees paid	$2,551,032%
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.8%
Software	11.1%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.6%
Other	39.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies to reflect that, while the Fund is still classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act") the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track. The Fund modified its principal risks in connection with the change in diversification policy by adding “Non-Diversification Risk”.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087334 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class A
Trading Symbol	MXFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/3/2004	2.32%	5.14%	4.24%
Class A Shares - Excluding sales charges		5.49%	5.79%	4.56%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.52%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.44%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,492,901,564
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 9,152,495
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087336 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class C
Trading Symbol	MXFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.86%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/3/2004	3.56%	4.87%	3.70%
Class C Shares - Excluding sales charges		4.54%	4.87%	3.70%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.52%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.44%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,492,901,564
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 9,152,495
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087337 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class I
Trading Symbol	MXFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/3/2004	5.75%	6.05%	4.80%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.52%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.44%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,492,901,564
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 9,152,495
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185929 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class R6
Trading Symbol	MXFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2019	5.70%	6.15%	5.16%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.86%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.77%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.52%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,492,901,564
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 9,152,495
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087333 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Investor Class
Trading Symbol	MXFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	2.69%	5.13%	4.17%
Investor Class Shares - Excluding sales charges		5.33%	5.66%	4.49%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	5.52%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	4.44%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,492,901,564
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 9,152,495
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments

C000221660 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	SIMPLE Class
Trading Symbol	MXFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index positions, chemicals, and metals & mining industries. From a ratings perspective, the strongest contributions to relative performance came from the Fund’s roughly market-weight exposure to credit rated B. Detracting from performance was the Fund’s underweight exposure to credit rated CCC.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industry positioning: N/A SNP industry	Primarily CLO tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: metals & mining	Overweight positioning, positive security selection	Contributed
Industry positioning: specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: insurance	Underweight positioning, partly offset by positive security selection	Detracted
Industry positioning: professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.22%	5.47%	5.41%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
Morningstar LSTA US Leveraged Loan Index[2]		6.32%	6.96%	6.90%
Morningstar Bank Loan Category Average[3]		5.71%	5.94%	5.70%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,492,901,564
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 9,152,495
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,492,901,564%
Total number of portfolio holdings	518%
Total advisory fees paid	$9,152,495%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.5%
Software	5.7%
Chemicals, Plastics & Rubber	5.3%
Electronics	5.0%
Services: Business	4.8%
Insurance	4.4%
High Tech Industries	4.0%
Telecommunications	3.0%
Automobile	3.0%
Aerospace & Defense	2.9%
Other	54.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.329%-8.50%, due 8/15/28-7/31/31	0.9%
Asurion LLC, 8.215%-9.329%, due 1/31/28-9/19/30	0.9%
Proofpoint, Inc., 6.785%-6.965%, due 8/31/28	0.8%
Clarios Global LP, 6.465%-6.715%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 6.715%, due 2/15/29	0.7%
Allied Universal Holdco LLC, 7.315%-7.875%, due 2/15/31-8/20/32	0.7%
TransDigm, Inc., 6.252%-6.75%, due 3/22/30-1/31/34	0.7%
Cotiviti, Inc., 6.884%, due 5/1/31-3/26/32	0.7%
Clydesdale Acquisition Holdings, Inc., 7.14%-8.75%, due 4/13/29-4/1/32	0.7%
Medline Borrower LP, 5.25%-5.965%, due 10/23/28-10/1/29	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of May 1, 2025, Arthur S. Torrey and Gregory Fantoni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221661 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MCKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$64	0.61%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[13]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	8.29%	5.07%	4.33%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
S&P 500®Index[2]		21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	10.46%
Conservative Allocation Composite Index[4]		12.38%	6.31%	5.50%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.21%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 367,926,031
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087350 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	MCKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$57	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%	[14],[15]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	5.58%	4.71%	4.22%
Investor Class Shares - Excluding sales charges		8.28%	5.24%	4.82%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Conservative Allocation Composite Index[4]		12.38%	6.31%	6.39%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.25%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 367,926,031
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087354 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class I
Trading Symbol	MCKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$14	0.13%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%	[16]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	8.78%	5.69%	5.26%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Conservative Allocation Composite Index[4]		12.38%	6.31%	6.39%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.25%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 367,926,031
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087353 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class C
Trading Symbol	MCKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$135	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%	[17],[18]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	6.54%	4.46%	4.03%
Class C Shares - Excluding sales charges		7.54%	4.46%	4.03%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Conservative Allocation Composite Index[4]		12.38%	6.31%	6.39%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.25%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 367,926,031
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087351 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class A
Trading Symbol	MCKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$40	0.38%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%	[19]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Conservative Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	5.26%	4.80%	4.40%
Class A Shares - Excluding sales charges		8.52%	5.44%	4.99%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Conservative Allocation Composite Index[4]		12.38%	6.31%	6.39%
Morningstar Global Moderately Conservative Allocation Category Average[5]		11.03%	5.86%	5.25%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 367,926,031
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$367,926,031%
Total number of portfolio holdings	33%
Portfolio turnover rate	14%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	36.3%
Fixed Income Funds	52.6%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.5%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087356 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class A
Trading Symbol	MMRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$38	0.36%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%	[20]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	6.92%	7.04%	5.89%
Class A Shares - Excluding sales charges		10.22%	7.69%	6.49%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.59%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	6.59%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 798,217,464
Holdings Count | Holding	35
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087358 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class C
Trading Symbol	MMRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$136	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%	[21],[22]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	8.13%	6.64%	5.49%
Class C Shares - Excluding sales charges		9.13%	6.64%	5.49%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.59%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	6.59%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 798,217,464
Holdings Count | Holding	35
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087359 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class I
Trading Symbol	MMRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$12	0.11%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[23]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	10.48%	7.95%	6.75%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.59%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	6.59%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 798,217,464
Holdings Count | Holding	35
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087355 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Investor Class
Trading Symbol	MMRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[24],[25]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.23%	6.92%	5.69%
Investor Class Shares - Excluding sales charges		9.98%	7.47%	6.29%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.59%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	6.59%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 798,217,464
Holdings Count | Holding	35
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221662 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MMRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$64	0.61%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[26]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Moderate Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	9.98%	7.29%	6.25%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
S&P 500®Index[2]		21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	10.46%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	(0.32)%
Moderate Allocation Composite Index[5]		15.55%	9.64%	8.44%
Morningstar Global Moderate Allocation Category Average[6]		13.81%	8.65%	7.71%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 798,217,464
Holdings Count | Holding	35
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$798,217,464%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	56.4%
Fixed Income Funds	32.7%
Short-Term Investment	10.6%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221663 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MGDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$63	0.60%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%	[27]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	11.01%	9.43%	8.11%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
S&P 500®Index[2]		21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	10.46%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	(0.32)%
Growth Allocation Composite Index[5]		18.76%	13.00%	11.39%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	9.95%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 855,219,177
Holdings Count | Holding	37
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087360 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Investor Class
Trading Symbol	MGDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[28],[29]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	8.28%	9.05%	6.79%
Investor Class Shares - Excluding sales charges		11.05%	9.60%	7.40%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Growth Allocation Composite Index[5]		18.76%	13.00%	10.76%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	8.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 855,219,177
Holdings Count | Holding	37
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087364 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class I
Trading Symbol	MGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$12	0.11%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[30]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	11.53%	10.09%	7.87%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Growth Allocation Composite Index[5]		18.76%	13.00%	10.76%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	8.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 855,219,177
Holdings Count | Holding	37
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087363 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class C
Trading Symbol	MGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$137	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%	[31],[32]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	9.22%	8.77%	6.59%
Class C Shares - Excluding sales charges		10.22%	8.77%	6.59%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Growth Allocation Composite Index[5]		18.76%	13.00%	10.76%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	8.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 855,219,177
Holdings Count | Holding	37
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087361 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class A
Trading Symbol	MGDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$38	0.36%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%	[33]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Growth Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds / AI-sensitive stocks	Small holdings of convertible bonds and a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	7.97%	9.15%	7.00%
Class A Shares - Excluding sales charges		11.31%	9.82%	7.60%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Bloomberg U.S. Aggregate Bond Index[4]		6.16%	(0.24)%	1.90%
Growth Allocation Composite Index[5]		18.76%	13.00%	10.76%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		16.31%	11.06%	8.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 855,219,177
Holdings Count | Holding	37
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$855,219,177%
Total number of portfolio holdings	37%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	76.3%
Fixed Income Funds	12.9%
Short-Term Investment	10.5%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087366 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class A
Trading Symbol	MGXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$41	0.38%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%	[34]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	9.54%	10.74%	7.98%
Class A Shares - Excluding sales charges		12.93%	11.42%	8.59%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Equity Allocation Composite Index[4]		22.01%	16.39%	12.88%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 475,781,271
Holdings Count | Holding	27
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087368 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class C
Trading Symbol	MGXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$138	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%	[35],[36]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	10.87%	10.40%	7.60%
Class C Shares - Excluding sales charges		11.87%	10.40%	7.60%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Equity Allocation Composite Index[4]		22.01%	16.39%	12.88%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 475,781,271
Holdings Count | Holding	27
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087369 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class I
Trading Symbol	MGXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$14	0.13%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%	[37]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	13.15%	11.69%	8.86%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Equity Allocation Composite Index[4]		22.01%	16.39%	12.88%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 475,781,271
Holdings Count | Holding	27
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087365 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Investor Class
Trading Symbol	MGXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[38],[39]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	9.87%	10.67%	7.80%
Investor Class Shares - Excluding sales charges		12.69%	11.23%	8.41%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	7.48%
Equity Allocation Composite Index[4]		22.01%	16.39%	12.88%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	9.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 475,781,271
Holdings Count | Holding	27
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221664 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MGXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$66	0.62%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%	[40]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Equity Allocation Composite Index was determined primarily by the performance of the Underlying Funds, as well as asset class policy. A majority of the Underlying Funds’ equity managers struggled to match the return of their respective benchmarks, some by wide margins (e.g., NYLI WMC Enduring Capital Fund and NYLI PineStone U.S. Equity Fund). Asset class policy detracted meaningfully as well, largely due to a bias favoring profitable mid- and small-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
AI-sensitive stocks	Exposure to a basket of AI-sensitive stocks that survived a valuation filter, providing ancillary exposure to the dominant AI theme	Contributed
Underlying Fund performance	Significant underperformance of Underlying Equity Funds investing in both U.S. and non-U.S. stocks	Detracted
Size / quality	A tilt toward mid- and small-cap stocks, particularly those that are already generating earnings (as opposed to high-potential-growth but currently profitless firms)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	12.61%	11.04%	9.46%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
S&P 500®Index[2]		21.45%	17.64%	15.55%
MSCI EAFE® Index (Net)[3]		23.03%	12.33%	10.46%
Equity Allocation Composite Index[4]		22.01%	16.39%	14.35%
Morningstar Global Aggressive Allocation Category Average[5]		17.63%	12.16%	10.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 475,781,271
Holdings Count | Holding	27
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$475,781,271%
Total number of portfolio holdings	27%
Portfolio turnover rate	15%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.1%
Short-Term Investment	3.5%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221665 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MIXMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$102	1.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%	[41]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index was driven primarily by sector allocation, with overweight exposure in securitized sectors and corporates funded by underweight exposure in Treasuries and government agencies. Positive contributors included overweight exposure to securitized sectors—led by mortgage-backed securities and followed by commercial mortgage-backed and select asset-backed holdings—as well as gains from corporate allocations. Detractors came mainly from the Fund’s underweight exposure to the Treasury sector and to non-corporate credit sectors such as supranationals and sovereigns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage-backed securities	Overweight allocation	Contributed
Commercial mortgage-backed securities	Overweight allocation	Contributed
Asset-backed securities	Overweight allocation	Contributed
Corporate securities	Overweight allocation	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve, leading to positive rolldown attribution throughout the period	Contributed
U.S. Treasury sector	Underweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	4.64%	1.41%	1.33%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		5.07%	1.84%	1.79%
Morningstar Short-Term Bond Category Average[3]		5.74%	2.29%	2.21%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 91,018,426
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 216,149
Investment Company Portfolio Turnover	441.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$91,018,426%
Total number of portfolio holdings	119%
Total advisory fees paid	$216,149%
Portfolio turnover rate	441%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.0%
Corporate Bonds	37.7%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	7.7%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments

C000087371 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Investor Class
Trading Symbol	MIXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$94	0.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%	[42]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index was driven primarily by sector allocation, with overweight exposure in securitized sectors and corporates funded by underweight exposure in Treasuries and government agencies. Positive contributors included overweight exposure to securitized sectors—led by mortgage-backed securities and followed by commercial mortgage-backed and select asset-backed holdings—as well as gains from corporate allocations. Detractors came mainly from the Fund’s underweight exposure to the Treasury sector and to non-corporate credit sectors such as supranationals and sovereigns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage-backed securities	Overweight allocation	Contributed
Commercial mortgage-backed securities	Overweight allocation	Contributed
Asset-backed securities	Overweight allocation	Contributed
Corporate securities	Overweight allocation	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve, leading to positive rolldown attribution throughout the period	Contributed
U.S. Treasury sector	Underweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.24%	1.47%	1.68%
Investor Class Shares - Excluding sales charges		4.76%	1.57%	1.99%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		5.07%	1.84%	1.97%
Morningstar Short-Term Bond Category Average[3]		5.74%	2.29%	2.38%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 91,018,426
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 216,149
Investment Company Portfolio Turnover	441.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$91,018,426%
Total number of portfolio holdings	119%
Total advisory fees paid	$216,149%
Portfolio turnover rate	441%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.0%
Corporate Bonds	37.7%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	7.7%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments

C000087370 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Class I
Trading Symbol	MIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[43]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index was driven primarily by sector allocation, with overweight exposure in securitized sectors and corporates funded by underweight exposure in Treasuries and government agencies. Positive contributors included overweight exposure to securitized sectors—led by mortgage-backed securities and followed by commercial mortgage-backed and select asset-backed holdings—as well as gains from corporate allocations. Detractors came mainly from the Fund’s underweight exposure to the Treasury sector and to non-corporate credit sectors such as supranationals and sovereigns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage-backed securities	Overweight allocation	Contributed
Commercial mortgage-backed securities	Overweight allocation	Contributed
Asset-backed securities	Overweight allocation	Contributed
Corporate securities	Overweight allocation	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve, leading to positive rolldown attribution throughout the period	Contributed
U.S. Treasury sector	Underweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	5.23%	2.07%	2.51%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		5.07%	1.84%	1.97%
Morningstar Short-Term Bond Category Average[3]		5.74%	2.29%	2.38%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 91,018,426
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 216,149
Investment Company Portfolio Turnover	441.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$91,018,426%
Total number of portfolio holdings	119%
Total advisory fees paid	$216,149%
Portfolio turnover rate	441%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.0%
Corporate Bonds	37.7%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	7.7%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments

C000087372 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Class A
Trading Symbol	MIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$75	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%	[44]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index was driven primarily by sector allocation, with overweight exposure in securitized sectors and corporates funded by underweight exposure in Treasuries and government agencies. Positive contributors included overweight exposure to securitized sectors—led by mortgage-backed securities and followed by commercial mortgage-backed and select asset-backed holdings—as well as gains from corporate allocations. Detractors came mainly from the Fund’s underweight exposure to the Treasury sector and to non-corporate credit sectors such as supranationals and sovereigns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage-backed securities	Overweight allocation	Contributed
Commercial mortgage-backed securities	Overweight allocation	Contributed
Asset-backed securities	Overweight allocation	Contributed
Corporate securities	Overweight allocation	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve, leading to positive rolldown attribution throughout the period	Contributed
U.S. Treasury sector	Underweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	3.84%	1.56%	1.89%
Class A Shares - Excluding sales charges		4.89%	1.76%	2.20%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		5.07%	1.84%	1.97%
Morningstar Short-Term Bond Category Average[3]		5.74%	2.29%	2.38%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 91,018,426
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 216,149
Investment Company Portfolio Turnover	441.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$91,018,426%
Total number of portfolio holdings	119%
Total advisory fees paid	$216,149%
Portfolio turnover rate	441%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.0%
Corporate Bonds	37.7%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	7.7%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%, due 9/30/27-10/15/28	38.1%
GNMA, 0.70%-6.584%, due 5/16/50-6/16/63	2.9%
Bank of America Corp., 5.08%-5.162%, due 1/20/27-1/24/31	2.2%
Oracle Corp., 2.95%-4.45%, due 4/1/30-9/26/30	2.0%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.7%
BX Trust, 5.732%-5.873%, due 4/15/41-7/15/44	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.5%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.4%
CyrusOne Data Centers Issuer I LLC, 5.56%-5.91%, due 11/20/48-2/20/50	1.3%
UMBS, 30 Year, 5.50%-6.00%, due 11/1/52	1.1%
* Excluding short-term investments

C000087374 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class A
Trading Symbol	MTMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$82	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%	[45]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	1.91%	(0.26)%	1.94%
Class A Shares - Excluding sales charges		6.71%	0.66%	2.41%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 483,222,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 938,611
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087376 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class C
Trading Symbol	MTMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$187	1.81%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.81%	[46]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/2/2004	4.59%	(0.37)%	1.46%
Class C Shares - Excluding sales charges		5.59%	(0.37)%	1.46%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 483,222,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 938,611
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087377 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class I
Trading Symbol	MTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$39	0.38%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%	[47]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	7.03%	0.98%	2.74%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 483,222,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 938,611
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000127150 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class R6
Trading Symbol	MTRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$40	0.38%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%	[48]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	12/29/2014	7.03%	1.00%	2.77%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 29, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 483,222,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 938,611
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087373 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Investor Class
Trading Symbol	MTMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$109	1.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%	[49]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	2.13%	(0.44)%	1.76%
Investor Class Shares - Excluding sales charges		6.38%	0.38%	2.23%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	2.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 483,222,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 938,611
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221666 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$101	0.98%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%	[50]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure to the basis in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned autos and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight the basis (overweight higher coupon, underweight lower coupon)	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	6.38%	0.33%	0.19%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
Morningstar Intermediate Core-Plus Bond Category Average[2]		6.39%	0.56%	0.37%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 483,222,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 938,611
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$483,222,992%
Total number of portfolio holdings	491%
Total advisory fees paid	$938,611%
Portfolio turnover rate	154%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	34.2%
Mortgage-Backed Securities	26.6%
Corporate Bonds	24.3%
Asset-Backed Securities	11.2%
Foreign Government Bonds	1.6%
Short-Term Investments	1.3%
Loan Assignments	0.4%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	21.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	5.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-2/1/55	5.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	4.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.6%
FHLMC STACR REMIC Trust, 5.533%-11.283%, due 9/25/41-1/25/50	2.0%
Connecticut Avenue Securities Trust, 5.883%-13.547%, due 11/25/39-2/25/45	1.9%
FHLMC, (zero coupon)-4.00%, due 1/15/41-6/25/55	1.8%
FNMA, (zero coupon)-3.50%, due 6/25/46-6/25/55	1.6%
Exeter Automobile Receivables Trust, 2.90%-6.99%, due 7/17/28-4/15/33	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087378 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Investor Class
Trading Symbol	MYTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$101	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%	[51]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	3.22%	0.98%	0.90%
Investor Class Shares - Excluding sales charges		3.74%	1.08%	1.00%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	1.27%	1.56%
Morningstar Muni National Short Category Average[3]		3.68%	1.58%	1.52%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,119,544,181
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 3,104,714
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments

C000195140 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class R6
Trading Symbol	MSTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	5/2/2022	4.38%	3.22%
Bloomberg Municipal Bond Index[1]		4.17%	3.37%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	2.92%
Morningstar Muni National Short Category Average[3]		3.68%	3.01%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,119,544,181
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 3,104,714
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments

C000087380 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class I
Trading Symbol	MSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[52]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	4.36%	1.68%	1.64%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	1.27%	1.56%
Morningstar Muni National Short Category Average[3]		3.68%	1.58%	1.52%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,119,544,181
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 3,104,714
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments

C000222390 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class A2
Trading Symbol	MSTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A2	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A2 Shares - Including sales charges	9/30/2020	1.99%	1.01%	0.98%
Class A2 Shares - Excluding sales charges		4.07%	1.42%	1.38%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.09%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	1.27%	1.21%
Morningstar Muni National Short Category Average[3]		3.68%	1.58%	1.53%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,119,544,181
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 3,104,714
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments

C000087379 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class A
Trading Symbol	MSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, as did an overweight allocation to lower coupon bonds. Detractors included underweight exposure to, and security selection among, both New York bonds and 5.0% to 5.25% coupon bonds.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to local general obligation holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geography	Underweight exposure to holdings from the state of New York, diminished by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% coupon bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	3.04%	1.19%	1.26%
Class A Shares - Excluding sales charges		4.08%	1.40%	1.36%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg 3-Year Municipal Bond Index[2]		3.64%	1.27%	1.56%
Morningstar Muni National Short Category Average[3]		3.68%	1.58%	1.52%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,119,544,181
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 3,104,714
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,119,544,181%
Total number of portfolio holdings	394%
Total advisory fees paid	$3,104,714%
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	99.4%
Short-Term Investment	1.7%
Corporate Bonds	1.2%
Other Assets, Less Liabilities	(2.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.87%-5.50%, due 12/1/25-11/1/53	2.3%
Pennsylvania Turnpike Commission, 5.00%, due 6/1/29-12/1/29	2.3%
Arapahoe County School District No. 5, 2.00%-5.00%, due 12/15/26-12/15/29	2.1%
New York City Housing Development Corp., 3.40%-6.033%, due 12/15/31-11/1/64	2.1%
General Authority of Southcentral Pennsylvania, Series A, 5.00%, due 6/1/29	2.1%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	2.0%
State of Illinois, 3.50%-6.725%, due 11/1/25-4/1/35	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	1.7%
Indiana Finance Authority, 0.75%-5.00%, due 5/1/28-10/1/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.6%
* Excluding short-term investments

C000087394 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class A
Trading Symbol	MYITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$130	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.13%	[53]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI ACWI® ex USA Index (Net) was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selections in information technology, followed by financials. The most significant detractors were security selections in energy and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Financials	Security selection	Contributed
Materials	Underweight allocation	Contributed
Energy	Security selection	Detracted
Industrials	Security selection	Detracted
Real estate	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/28/2007	23.31%	10.57%	4.51%
Class A Shares - Excluding sales charges		30.49%	11.82%	5.10%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
MSCI ACWI® ex USA Index (Net)[2]		24.93%	11.18%	7.67%
Morningstar Foreign Large Blend Category Average[3]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 232,718,711
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 1,422,447
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$232,718,711%
Total number of portfolio holdings	222%
Total advisory fees paid	$1,422,447%
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments
Top Countries
Japan	14.9%
United Kingdom	11.1%
United States	9.5%
France	9.0%
China	7.6%
Taiwan	6.4%
Germany	4.8%
Netherlands	4.2%
Australia	3.9%
Brazil	3.1%
Other	25.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments

C000087395 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class C
Trading Symbol	MYICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$259	2.27%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.27%	[54]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI ACWI® ex USA Index (Net) was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selections in information technology, followed by financials. The most significant detractors were security selections in energy and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Financials	Security selection	Contributed
Materials	Underweight allocation	Contributed
Energy	Security selection	Detracted
Industrials	Security selection	Detracted
Real estate	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/28/2007	27.99%	10.59%	4.05%
Class C Shares - Excluding sales charges		28.99%	10.59%	4.05%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
MSCI ACWI® ex USA Index (Net)[2]		24.93%	11.18%	7.67%
Morningstar Foreign Large Blend Category Average[3]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 232,718,711
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 1,422,447
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$232,718,711%
Total number of portfolio holdings	222%
Total advisory fees paid	$1,422,447%
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments
Top Countries
Japan	14.9%
United Kingdom	11.1%
United States	9.5%
France	9.0%
China	7.6%
Taiwan	6.4%
Germany	4.8%
Netherlands	4.2%
Australia	3.9%
Brazil	3.1%
Other	25.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments

C000087396 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class I
Trading Symbol	MYIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$99	0.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%	[55]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI ACWI® ex USA Index (Net) was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selections in information technology, followed by financials. The most significant detractors were security selections in energy and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Financials	Security selection	Contributed
Materials	Underweight allocation	Contributed
Energy	Security selection	Detracted
Industrials	Security selection	Detracted
Real estate	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	9/28/2007	30.87%	12.13%	5.38%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
MSCI ACWI® ex USA Index (Net)[2]		24.93%	11.18%	7.67%
Morningstar Foreign Large Blend Category Average[3]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 232,718,711
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 1,422,447
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$232,718,711%
Total number of portfolio holdings	222%
Total advisory fees paid	$1,422,447%
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments
Top Countries
Japan	14.9%
United Kingdom	11.1%
United States	9.5%
France	9.0%
China	7.6%
Taiwan	6.4%
Germany	4.8%
Netherlands	4.2%
Australia	3.9%
Brazil	3.1%
Other	25.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments

C000087393 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Investor Class
Trading Symbol	MYINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$175	1.52%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.52%	[56]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI ACWI® ex USA Index (Net) was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selections in information technology, followed by financials. The most significant detractors were security selections in energy and industrials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Financials	Security selection	Contributed
Materials	Underweight allocation	Contributed
Energy	Security selection	Detracted
Industrials	Security selection	Detracted
Real estate	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	23.55%	10.30%	4.24%
Investor Class Shares - Excluding sales charges		30.05%	11.44%	4.83%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.48%
MSCI ACWI® ex USA Index (Net)[2]		24.93%	11.18%	7.67%
Morningstar Foreign Large Blend Category Average[3]		22.75%	11.25%	7.37%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 232,718,711
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 1,422,447
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$232,718,711%
Total number of portfolio holdings	222%
Total advisory fees paid	$1,422,447%
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments
Top Countries
Japan	14.9%
United Kingdom	11.1%
United States	9.5%
France	9.0%
China	7.6%
Taiwan	6.4%
Germany	4.8%
Netherlands	4.2%
Australia	3.9%
Brazil	3.1%
Other	25.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.2%
Shell plc	1.9%
ASML Holding NV	1.9%
Hitachi Ltd.	1.5%
Sony Group Corp.	1.5%
British American Tobacco plc	1.3%
Anglo American plc	1.3%
SoftBank Group Corp.	1.2%
Alibaba Group Holding Ltd.	1.2%
* Excluding short-term investments

C000112265 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Investor Class
Trading Symbol	MBINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$136	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%	[57]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	3.55%	7.72%	5.50%
Investor Class Shares - Excluding sales charges		6.20%	8.26%	6.10%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.15%
Balanced Composite Index[4]		9.31%	9.01%	7.07%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	8.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 444,684,661
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 2,851,486
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185940 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class R6
Trading Symbol	MBERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	12/15/2017	6.81%	8.91%	6.30%
Russell 3000®Index[1]		20.81%	16.74%	13.86%
Russell 1000® Value Index[2]		11.15%	14.28%	9.09%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.26%
Balanced Composite Index[4]		9.31%	9.01%	6.65%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	7.33%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 444,684,661
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 2,851,486
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112261 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class I
Trading Symbol	MBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/1/1989	6.73%	8.82%	6.60%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.15%
Balanced Composite Index[4]		9.31%	9.01%	7.07%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	8.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1989
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 444,684,661
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 2,851,486
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112260 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class C
Trading Symbol	MBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$212	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.07%	[58]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	4.40%	7.46%	5.30%
Class C Shares - Excluding sales charges		5.40%	7.46%	5.30%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.15%
Balanced Composite Index[4]		9.31%	9.01%	7.07%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	8.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 30, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 444,684,661
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 2,851,486
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112258 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class A
Trading Symbol	MBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side, with yield curve and duration positioning having a modest impact near the end of the reporting period. Among equities, key selection factors are shown in the table below. In fixed income, the Fund held overweight positions in asset-backed securities, corporate securities, commercial mortgage-backed securities and mortgage-backed securities, facilitated by underweight positions in the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Utilities	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Financials	Weak security selection	Detracted
Consumer discretionary	Weak security selection	Detracted
Fixed Income
Asset-backed, corporate, commercial mortgage-backed and mortgage-backed securities	Overweight allocation to leading sectors	Contributed
Yield curve and duration positioning	Relatively long duration in the 10-year part of the curve	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	3.30%	7.89%	5.74%
Class A Shares - Excluding sales charges		6.49%	8.55%	6.34%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.15%	0.94%	2.15%
Balanced Composite Index[4]		9.31%	9.01%	7.07%
Morningstar Moderate Allocation Category Average[5]		12.33%	9.32%	8.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 444,684,661
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 2,851,486
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$444,684,661%
Total number of portfolio holdings	217%
Total advisory fees paid	$2,851,486%
Portfolio turnover rate	201%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.3%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.5%
Exchange-Traded Funds	8.6%
Short-Term Investments	1.7%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.1%
Other Assets, Less Liabilities	(0.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 9/30/27-8/15/35	16.9%
iShares Intermediate Government/Credit Bond ETF	3.8%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.9%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112270 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class A
Trading Symbol	MOPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2000® Index was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selection in health care and materials, as well as sector allocation effects. The most significant detractors were security selections in consumer staples and information technology.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Materials	Security selection	Contributed
Consumer staples	Security selection	Detracted
Information technology	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	4.50%	8.55%	5.17%
Class A Shares - Excluding sales charges		10.59%	9.79%	5.77%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2000®Index[2]		14.41%	11.50%	9.36%
Morningstar Small Blend Category Average[3]		7.64%	12.09%	8.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 285,255,605
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 2,263,096
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$285,255,605%
Total number of portfolio holdings	141%
Total advisory fees paid	$2,263,096%
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	10.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	4.6%
Specialty Retail	4.5%
Trading Companies & Distributors	4.4%
Health Care Equipment & Supplies	4.2%
Construction & Engineering	4.2%
Financial Services	4.0%
Metals & Mining	4.0%
Electronic Equipment, Instruments & Components	3.8%
Other	46.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments

C000112267 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class C
Trading Symbol	MOPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$233	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.23%	[59]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2000® Index was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selection in health care and materials, as well as sector allocation effects. The most significant detractors were security selections in consumer staples and information technology.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Materials	Security selection	Contributed
Consumer staples	Security selection	Detracted
Information technology	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	8.42%	8.68%	4.69%
Class C Shares - Excluding sales charges		9.42%	8.68%	4.69%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2000®Index[2]		14.41%	11.50%	9.36%
Morningstar Small Blend Category Average[3]		7.64%	12.09%	8.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 30, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 285,255,605
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 2,263,096
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$285,255,605%
Total number of portfolio holdings	141%
Total advisory fees paid	$2,263,096%
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	10.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	4.6%
Specialty Retail	4.5%
Trading Companies & Distributors	4.4%
Health Care Equipment & Supplies	4.2%
Construction & Engineering	4.2%
Financial Services	4.0%
Metals & Mining	4.0%
Electronic Equipment, Instruments & Components	3.8%
Other	46.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments

C000112268 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class I
Trading Symbol	MOPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2000® Index was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selection in health care and materials, as well as sector allocation effects. The most significant detractors were security selections in consumer staples and information technology.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Materials	Security selection	Contributed
Consumer staples	Security selection	Detracted
Information technology	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/12/1987	10.88%	10.07%	6.03%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2000®Index[2]		14.41%	11.50%	9.36%
Morningstar Small Blend Category Average[3]		7.64%	12.09%	8.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 12, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 285,255,605
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 2,263,096
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$285,255,605%
Total number of portfolio holdings	141%
Total advisory fees paid	$2,263,096%
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	10.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	4.6%
Specialty Retail	4.5%
Trading Companies & Distributors	4.4%
Health Care Equipment & Supplies	4.2%
Construction & Engineering	4.2%
Financial Services	4.0%
Metals & Mining	4.0%
Electronic Equipment, Instruments & Components	3.8%
Other	46.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments

C000112269 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Investor Class
Trading Symbol	MOINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$155	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.48%	[60]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2000® Index was determined by security selection and, to a lesser degree, sector allocation. The strongest contributions to relative performance came from security selection in health care and materials, as well as sector allocation effects. The most significant detractors were security selections in consumer staples and information technology.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Materials	Security selection	Contributed
Consumer staples	Security selection	Detracted
Information technology	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.77%	8.37%	4.88%
Investor Class Shares - Excluding sales charges		10.28%	9.49%	5.48%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2000®Index[2]		14.41%	11.50%	9.36%
Morningstar Small Blend Category Average[3]		7.64%	12.09%	8.91%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 285,255,605
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 2,263,096
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$285,255,605%
Total number of portfolio holdings	141%
Total advisory fees paid	$2,263,096%
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	10.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	4.6%
Specialty Retail	4.5%
Trading Companies & Distributors	4.4%
Health Care Equipment & Supplies	4.2%
Construction & Engineering	4.2%
Financial Services	4.0%
Metals & Mining	4.0%
Electronic Equipment, Instruments & Components	3.8%
Other	46.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tower Semiconductor Ltd.	3.1%
Artivion, Inc.	2.9%
Ameresco, Inc., Class A	2.7%
Laureate Education, Inc.	2.4%
Xometry, Inc., Class A	2.2%
Maximus, Inc.	2.2%
Magnite, Inc.	2.2%
Lundin Mining Corp.	2.2%
MRC Global, Inc.	2.2%
Hexcel Corp.	2.0%
* Excluding short-term investments

C000113213 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Investor Class
Trading Symbol	MNOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$79	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%	[61]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	5/14/2012	0.65%	0.31%	2.01%
Investor Class Shares - Excluding sales charges		3.23%	1.13%	2.48%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	2.28%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	2.13%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,475,850,683
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,304,221
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments

C000185944 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class R6
Trading Symbol	MNODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	3.43%	1.41%	1.60%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.57%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	1.48%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	1.05%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,475,850,683
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,304,221
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments

C000113212 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class I
Trading Symbol	MNOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$51	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%	[62]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/14/2012	3.52%	1.41%	2.75%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	2.28%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	2.13%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,475,850,683
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,304,221
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments

C000221672 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class C2
Trading Symbol	MNOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$120	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%	[63]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	1.72%	0.71%	0.59%
Class C2 Shares - Excluding sales charges		2.71%	0.71%	0.59%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.07%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	1.18%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	0.81%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,475,850,683
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,304,221
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments

C000113211 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class C
Trading Symbol	MNOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$105	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%	[64]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/14/2012	1.98%	0.88%	2.21%
Class C Shares - Excluding sales charges		2.97%	0.88%	2.21%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	2.28%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	2.13%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,475,850,683
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,304,221
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments

C000113210 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class A
Trading Symbol	MNOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$76	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%	[65]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg New York Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to nonrated bonds and U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer-maturity bonds given the apparent value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geography	Overweight allocation to Puerto Rico credits, driven by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, enhanced by security selection	Contributed
Sector	Underweight allocation to the special tax sector, driven by security selection	Detracted
Coupon	Underweight allocation to 5.0% to 5.25% bonds, primarily due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/14/2012	0.16%	0.23%	2.03%
Class A Shares - Excluding sales charges		3.26%	1.15%	2.50%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg New York Municipal Bond Index[2]		3.91%	1.32%	2.28%
Morningstar Muni New York Long Category Average[3]		2.60%	1.06%	2.13%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,475,850,683
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,304,221
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,475,850,683%
Total number of portfolio holdings	448%
Total advisory fees paid	$6,304,221%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	44.7%
Education	13.3%
Transportation	12.7%
Hospital	9.9%
General Obligation	6.3%
Water & Sewer	6.3%
Utilities	1.7%
General	1.5%
Housing	0.3%
Certificate of Participation/Lease	0.1%
Other	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Triborough Bridge & Tunnel Authority, 3.90%-5.50%, due 1/1/32-12/1/59	8.4%
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	7.9%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.5%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-5/1/50	4.1%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.5%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	3.0%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.9%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.8%
Battery Park City Authority, 3.78%-5.00%, due 11/1/38-11/1/53	2.4%
* Excluding short-term investments

C000121097 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class A
Trading Symbol	MDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$105	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%	[66]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index was determined by both sector allocations and security selections. Relative returns benefited from positions in the capital goods, utilities and basic industry areas. Detractors included positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Capital goods	Security selection (EMRLD Borrower L.P.) and overweight allocation	Contributed
Utilities	Security selection (lack of exposure to underperformer Sunnova Energy International Inc.)	Contributed
Basic industry	Security selection (First Quantum Minerals Ltd.) and overweight allocation	Contributed
Telecommunications	Security selection and underweight allocation	Detracted
Retail	Security selection (Saks Inc.)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/17/2012	2.44%	4.74%	4.34%
Class A Shares - Excluding sales charges		5.61%	5.38%	4.66%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		7.26%	5.63%	5.28%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 3,068,012,882
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 18,106,560
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$3,068,012,882%
Total number of portfolio holdings	498%
Total advisory fees paid	$18,106,560%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	79.3%
Loan Assignments	15.7%
Convertible Bonds	0.6%
Common Stocks	0.3%
Preferred Stock	0.1%
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.0%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments

C000121098 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class C
Trading Symbol	MDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.80%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index was determined by both sector allocations and security selections. Relative returns benefited from positions in the capital goods, utilities and basic industry areas. Detractors included positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Capital goods	Security selection (EMRLD Borrower L.P.) and overweight allocation	Contributed
Utilities	Security selection (lack of exposure to underperformer Sunnova Energy International Inc.)	Contributed
Basic industry	Security selection (First Quantum Minerals Ltd.) and overweight allocation	Contributed
Telecommunications	Security selection and underweight allocation	Detracted
Retail	Security selection (Saks Inc.)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/17/2012	3.69%	4.51%	3.81%
Class C Shares - Excluding sales charges		4.69%	4.51%	3.81%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		7.26%	5.63%	5.28%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 3,068,012,882
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 18,106,560
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$3,068,012,882%
Total number of portfolio holdings	498%
Total advisory fees paid	$18,106,560%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	79.3%
Loan Assignments	15.7%
Convertible Bonds	0.6%
Common Stocks	0.3%
Preferred Stock	0.1%
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.0%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments

C000121099 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class I
Trading Symbol	MDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$80	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%	[67]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index was determined by both sector allocations and security selections. Relative returns benefited from positions in the capital goods, utilities and basic industry areas. Detractors included positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Capital goods	Security selection (EMRLD Borrower L.P.) and overweight allocation	Contributed
Utilities	Security selection (lack of exposure to underperformer Sunnova Energy International Inc.)	Contributed
Basic industry	Security selection (First Quantum Minerals Ltd.) and overweight allocation	Contributed
Telecommunications	Security selection and underweight allocation	Detracted
Retail	Security selection (Saks Inc.)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/17/2012	5.74%	5.61%	4.92%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		7.26%	5.63%	5.28%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 3,068,012,882
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 18,106,560
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$3,068,012,882%
Total number of portfolio holdings	498%
Total advisory fees paid	$18,106,560%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	79.3%
Loan Assignments	15.7%
Convertible Bonds	0.6%
Common Stocks	0.3%
Preferred Stock	0.1%
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.0%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments

C000121101 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Investor Class
Trading Symbol	MDHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index was determined by both sector allocations and security selections. Relative returns benefited from positions in the capital goods, utilities and basic industry areas. Detractors included positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Capital goods	Security selection (EMRLD Borrower L.P.) and overweight allocation	Contributed
Utilities	Security selection (lack of exposure to underperformer Sunnova Energy International Inc.)	Contributed
Basic industry	Security selection (First Quantum Minerals Ltd.) and overweight allocation	Contributed
Telecommunications	Security selection and underweight allocation	Detracted
Retail	Security selection (Saks Inc.)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	12/17/2012	2.82%	4.75%	4.26%
Investor Class Shares - Excluding sales charges		5.46%	5.28%	4.58%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		7.26%	5.63%	5.28%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 3,068,012,882
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 18,106,560
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$3,068,012,882%
Total number of portfolio holdings	498%
Total advisory fees paid	$18,106,560%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	79.3%
Loan Assignments	15.7%
Convertible Bonds	0.6%
Common Stocks	0.3%
Preferred Stock	0.1%
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.0%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 8/15/28-2/28/31	2.0%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.6%
CCO Holdings LLC, 4.75%-6.375%, due 5/1/26-3/1/30	1.4%
Mineral Resources Ltd., 7.00%-9.25%, due 11/1/27-4/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.2%
Great Outdoors Group LLC, 7.215%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-7.252%, due 3/31/29-8/16/32	1.1%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.1%
Talen Energy Supply LLC, 5.759%-8.625%, due 5/17/30-10/12/32	1.0%
LifePoint Health, Inc., 7.655%-9.875%, due 8/15/30-5/19/31	1.0%
* Excluding short-term investments

C000121298 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Investor Class
Trading Symbol	KLGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$148	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.32%	[68]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	1/18/2013	18.43%	11.74%	12.03%
Investor Class Shares - Excluding sales charges		24.66%	12.90%	12.67%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
Morningstar Large Growth Category Average[3]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,078,480,807
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 6,359,414
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments

C000185948 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class R6
Trading Symbol	KLGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	25.42%	9.24%
Russell 3000®Index[1]		20.81%	11.70%
Russell 1000® Growth Index[2]		30.52%	15.54%
Morningstar Large Growth Category Average[3]		25.79%	10.66%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,078,480,807
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 6,359,414
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments

C000121296 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class I
Trading Symbol	KLGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$85	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%	[69]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	11/2/2009	25.37%	13.54%	13.28%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
Morningstar Large Growth Category Average[3]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,078,480,807
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 6,359,414
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments

C000121295 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class C
Trading Symbol	KLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$231	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.07%	[70]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/18/2013	22.75%	12.05%	11.83%
Class C Shares - Excluding sales charges		23.75%	12.05%	11.83%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
Morningstar Large Growth Category Average[3]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,078,480,807
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 6,359,414
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments

C000121293 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class A
Trading Symbol	KLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and underweight allocation to consumer staples. The most significant detractors were security selections in information technology and overweight allocation to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Strong security selection	Contributed
Consumer staples	Underweight allocation	Contributed
Information technology	Weak security selection	Detracted
Financials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/7/2006	18.16%	11.95%	12.34%
Class A Shares - Excluding sales charges		25.04%	13.22%	12.98%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
Morningstar Large Growth Category Average[3]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 07, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,078,480,807
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 6,359,414
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,078,480,807%
Total number of portfolio holdings	51%
Total advisory fees paid	$6,359,414%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.3%
Software	13.7%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	5.7%
Broadline Retail	5.6%
Capital Markets	5.4%
Financial Services	4.8%
Entertainment	4.3%
Pharmaceuticals	3.3%
Automobiles	3.1%
Other	18.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.7%
Microsoft Corp.	8.8%
Alphabet, Inc., Class C	7.0%
Broadcom, Inc.	6.4%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.6%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
* Excluding short-term investments

C000123763 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class A
Trading Symbol	MSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$76	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%	[71]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/2013	(0.74)%	(0.04)%	2.07%
Class A Shares - Excluding sales charges		2.33%	0.88%	2.54%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	2.37%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	2.19%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,308,457,067
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 5,576,323
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments

C000123764 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class C
Trading Symbol	MSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$104	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%	[72]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	2/28/2013	1.05%	0.59%	2.26%
Class C Shares - Excluding sales charges		2.04%	0.59%	2.26%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	2.37%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	2.19%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,308,457,067
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 5,576,323
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments

C000221676 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class C2
Trading Symbol	MCAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$119	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.18%	[73]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	0.90%	0.45%	0.35%
Class C2 Shares - Excluding sales charges		1.89%	0.45%	0.35%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.07%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	0.99%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	0.75%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,308,457,067
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 5,576,323
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments

C000123765 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class I
Trading Symbol	MCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$51	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%	[74]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	2/28/2013	2.58%	1.12%	2.80%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	2.37%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	2.19%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,308,457,067
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 5,576,323
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments

C000185950 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class R6
Trading Symbol	MSODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	2.60%	1.15%	1.43%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.57%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	1.51%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	1.05%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,308,457,067
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 5,576,323
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments

C000123766 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Investor Class
Trading Symbol	MSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$79	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%	[75]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was affected primarily by yield curve positioning. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did underweight exposure to bonds maturing within 10 years. The Fund maintained overweight exposure to longer maturity bonds given apparent value at the long end of the curve, which were relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Geography	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, driven by security selection	Detracted
Coupon	Underweight exposure to 5.0% to 5.25% bonds, impacted by security selection	Detracted
Credit quality	Underweight exposure to AA-rated credits, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2013	(0.26)%	0.02%	2.04%
Investor Class Shares - Excluding sales charges		2.30%	0.84%	2.51%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg California Municipal Bond Index[2]		4.05%	1.08%	2.37%
Morningstar Muni California Long Category Average[3]		2.81%	0.89%	2.19%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,308,457,067
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 5,576,323
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,308,457,067%
Total number of portfolio holdings	410%
Total advisory fees paid	$5,576,323%
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	28.6%
General Obligation	26.6%
Transportation	12.8%
Water & Sewer	11.1%
Education	5.9%
Hospital	5.4%
Utilities	4.5%
General	2.9%
Housing	1.2%
Certificate of Participation/Lease	0.5%
Other	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 11/1/33-10/1/56	10.1%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	5.6%
California Municipal Finance Authority, 3.537%-5.50%, due 7/15/29-7/1/57	4.4%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	3.6%
Sacramento City Unified School District, (zero coupon)-5.50%, due 7/1/32-8/1/52	3.2%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/43-12/1/54	2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.3%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.3%
* Excluding short-term investments

C000170410 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Investor Class
Trading Symbol	MECVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.42%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined by both security selection and sector allocation. Some individual security selections contributed positively to relative performance. However, sector allocation (particularly in health care) and security selection (most notably in consumer discretionary, industrials and financials) generally detracted from the Fund's performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Lam Research	Overweight position	Contributed
Health care	Overweight allocation	Detracted
Consumer discretionary	Security selection (including overweight positions in Deckers and Evolution AB)	Detracted
Industrials	Security selection (including overweight positions in Copart and Verisk Analytics)	Detracted
United States	Domestic security selection	Detracted
NVIDIA	Underweight position	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/30/2016	7.25%	12.34%	12.53%
Investor Class Shares - Excluding sales charges		12.90%	13.49%	13.21%
MSCI World Index (Net)[1]		22.02%	15.58%	12.88%
Morningstar Global Large Stock Growth Category Average[2]		19.09%	10.35%	11.99%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 145,280,401
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,060,339
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$145,280,401%
Total number of portfolio holdings	104%
Total advisory fees paid	$1,060,339%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments
Top Countries
United States	69.0%
United Kingdom	4.7%
Japan	4.5%
Taiwan	3.2%
France	2.8%
Spain	2.2%
Mexico	2.2%
Netherlands	1.9%
Thailand	1.5%
Sweden	1.5%
Other	6.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments

C000170409 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class I
Trading Symbol	MECFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$96	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%	[76]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined by both security selection and sector allocation. Some individual security selections contributed positively to relative performance. However, sector allocation (particularly in health care) and security selection (most notably in consumer discretionary, industrials and financials) generally detracted from the Fund's performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Lam Research	Overweight position	Contributed
Health care	Overweight allocation	Detracted
Consumer discretionary	Security selection (including overweight positions in Deckers and Evolution AB)	Detracted
Industrials	Security selection (including overweight positions in Copart and Verisk Analytics)	Detracted
United States	Domestic security selection	Detracted
NVIDIA	Underweight position	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2016	13.43%	14.11%	13.76%
MSCI World Index (Net)[1]		22.02%	15.58%	12.88%
Morningstar Global Large Stock Growth Category Average[2]		19.09%	10.35%	11.99%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 145,280,401
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,060,339
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$145,280,401%
Total number of portfolio holdings	104%
Total advisory fees paid	$1,060,339%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments
Top Countries
United States	69.0%
United Kingdom	4.7%
Japan	4.5%
Taiwan	3.2%
France	2.8%
Spain	2.2%
Mexico	2.2%
Netherlands	1.9%
Thailand	1.5%
Sweden	1.5%
Other	6.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments

C000170408 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class C
Trading Symbol	MECEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.16%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined by both security selection and sector allocation. Some individual security selections contributed positively to relative performance. However, sector allocation (particularly in health care) and security selection (most notably in consumer discretionary, industrials and financials) generally detracted from the Fund's performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Lam Research	Overweight position	Contributed
Health care	Overweight allocation	Detracted
Consumer discretionary	Security selection (including overweight positions in Deckers and Evolution AB)	Detracted
Industrials	Security selection (including overweight positions in Copart and Verisk Analytics)	Detracted
United States	Domestic security selection	Detracted
NVIDIA	Underweight position	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2016	11.09%	12.69%	12.38%
Class C Shares - Excluding sales charges		12.09%	12.69%	12.38%
MSCI World Index (Net)[1]		22.02%	15.58%	12.88%
Morningstar Global Large Stock Growth Category Average[2]		19.09%	10.35%	11.99%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 145,280,401
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,060,339
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$145,280,401%
Total number of portfolio holdings	104%
Total advisory fees paid	$1,060,339%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments
Top Countries
United States	69.0%
United Kingdom	4.7%
Japan	4.5%
Taiwan	3.2%
France	2.8%
Spain	2.2%
Mexico	2.2%
Netherlands	1.9%
Thailand	1.5%
Sweden	1.5%
Other	6.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments

C000170407 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class A
Trading Symbol	MECDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$123	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%	[77]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined by both security selection and sector allocation. Some individual security selections contributed positively to relative performance. However, sector allocation (particularly in health care) and security selection (most notably in consumer discretionary, industrials and financials) generally detracted from the Fund's performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Lam Research	Overweight position	Contributed
Health care	Overweight allocation	Detracted
Consumer discretionary	Security selection (including overweight positions in Deckers and Evolution AB)	Detracted
Industrials	Security selection (including overweight positions in Copart and Verisk Analytics)	Detracted
United States	Domestic security selection	Detracted
NVIDIA	Underweight position	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2016	6.99%	12.54%	12.80%
Class A Shares - Excluding sales charges		13.22%	13.82%	13.49%
MSCI World Index (Net)[1]		22.02%	15.58%	12.88%
Morningstar Global Large Stock Growth Category Average[2]		19.09%	10.35%	11.99%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 145,280,401
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,060,339
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$145,280,401%
Total number of portfolio holdings	104%
Total advisory fees paid	$1,060,339%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments
Top Countries
United States	69.0%
United Kingdom	4.7%
Japan	4.5%
Taiwan	3.2%
France	2.8%
Spain	2.2%
Mexico	2.2%
Netherlands	1.9%
Thailand	1.5%
Sweden	1.5%
Other	6.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lam Research Corp.	2.5%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
EMCOR Group, Inc.	1.8%
Apple, Inc.	1.8%
Monster Beverage Corp.	1.8%
Hoya Corp.	1.7%
Arista Networks, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%
* Excluding short-term investments

C000194050 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	MCYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$159	1.37%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.37%	[78]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	11/15/2017	24.60%	4.68%	4.06%
Class A Shares - Excluding sales charges		31.85%	5.87%	4.80%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,104,900
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 690,189
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments

C000194051 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	MCYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$257	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.23%	[79]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	11/15/2017	29.73%	4.98%	3.91%
Class C Shares - Excluding sales charges		30.73%	4.98%	3.91%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,104,900
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 690,189
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments

C000194052 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	MCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$117	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.01%	[80]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	11/15/2017	32.40%	6.27%	5.17%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,104,900
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 690,189
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments

C000194053 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	MCYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$117	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.01%	[81]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/15/2017	32.36%	6.25%	5.18%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,104,900
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 690,189
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments

C000194055 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MCYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$171	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.48%	[82]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was determined primarily by security selection. Returns benefited particularly from security selection in the South African materials sector (precious and industrial metals), the South Korean industrial and technology sectors (infrastructure upgrades; AI-related companies in memory chips), and the Argentine energy sector (market-friendly government reforms). Positions in the Indian market detracted amid market-wide profit taking, a weak earnings seasons and geopolitical uncertainty.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials sector	Security selection	Contributed
Korean industrials	Security selection	Contributed
Argentina	Security selection	Contributed
India	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	11/15/2017	25.06%	4.65%	3.92%
Investor Class Shares - Excluding sales charges		31.64%	5.73%	4.67%
MSCI Emerging Markets Index (Net)[1]		27.91%	7.46%	5.47%
Morningstar Diversified Emerging Markets Category Average[2]		24.93%	7.63%	5.04%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,104,900
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 690,189
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,104,900%
Total number of portfolio holdings	119%
Total advisory fees paid	$690,189%
Portfolio turnover rate	189%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments
Top Countries
China	28.9%
Taiwan	19.8%
Republic of Korea	16.1%
India	13.8%
Brazil	4.5%
South Africa	3.3%
United States	2.1%
Turkey	1.9%
Saudi Arabia	1.9%
Peru	1.8%
Other	5.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd., 1.88%	4.8%
Alibaba Group Holding Ltd.	3.8%
SK hynix, Inc.	3.3%
Al Rajhi Bank	1.9%
HDFC Bank Ltd.	1.8%
Samsung Heavy Industries Co. Ltd.	1.6%
Delta Electronics, Inc.	1.3%
Reliance Industries Ltd.	1.2%
* Excluding short-term investments

C000204698 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI U.S. Government Liquidity Fund
Class Name	Class I
Trading Symbol	MUSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI U.S. Government Liquidity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	7/2/2018	4.28%	2.97%	2.49%
Average Lipper U.S. Government Money Market Fund[1]		3.89%	2.71%	2.21%
1.
The Average Lipper U.S. Government Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the U.S. government money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,013,415,284
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,213,329
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,013,415,284
Total number of portfolio holdings	9
Total advisory fees paid	$1,213,329

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
U.S. Treasury Debt	100.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000212404 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class A
Trading Symbol	MTFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/28/2019	1.24%	0.98%	1.44%
Class A Shares - Excluding sales charges		4.37%	1.91%	2.18%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,335,008,296
Holdings Count | Holding	1,243
Advisory Fees Paid, Amount	$ 7,449,188
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000212407 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class C
Trading Symbol	MTFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/28/2019	3.07%	1.50%	1.78%
Class C Shares - Excluding sales charges		4.07%	1.50%	1.78%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,335,008,296
Holdings Count | Holding	1,243
Advisory Fees Paid, Amount	$ 7,449,188
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000240253 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class C2
Trading Symbol	MTFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	12/13/2022	2.91%	3.49%
Class C2 Shares - Excluding sales charges		3.91%	3.49%
Bloomberg Municipal Bond Index[1]		4.17%	3.65%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	3.55%
Morningstar Muni National Intermediate Category Average[3]		4.14%	3.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,335,008,296
Holdings Count | Holding	1,243
Advisory Fees Paid, Amount	$ 7,449,188
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000212406 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class I
Trading Symbol	MTFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/28/2019	4.64%	2.15%	2.41%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,335,008,296
Holdings Count | Holding	1,243
Advisory Fees Paid, Amount	$ 7,449,188
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000212401 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class R6
Trading Symbol	MTFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	6/28/2019	4.68%	2.16%	2.42%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,335,008,296
Holdings Count | Holding	1,243
Advisory Fees Paid, Amount	$ 7,449,188
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000250195 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class Z
Trading Symbol	MTFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class Z Shares	7/19/2024	4.48%	3.83%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni National Intermediate Category Average[3]		4.14%	3.62%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,335,008,296
Holdings Count | Holding	1,243
Advisory Fees Paid, Amount	$ 7,449,188
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000212403 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Investor Class
Trading Symbol	MTFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected by yield curve positioning and security selection. The Fund’s overweight exposure to the longer portion of the curve had a positive impact. However, underweight exposure to the short end of the curve detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, boosted by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, supported by security selection	Contributed
Maturity	Overweight exposure to bonds maturing beyond 15 years, primarily due to security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, due to yield curve positioning and security selection	Detracted
Geography	Underweight allocation to holdings from the state of New York, impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/28/2019	1.71%	0.93%	1.30%
Investor Class Shares - Excluding sales charges		4.32%	1.76%	2.03%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.76%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	1.88%
Morningstar Muni National Intermediate Category Average[3]		4.14%	1.22%	1.65%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,335,008,296
Holdings Count | Holding	1,243
Advisory Fees Paid, Amount	$ 7,449,188
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,335,008,296%
Total number of portfolio holdings	1,243%
Total advisory fees paid	$7,449,188%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments
Top States
Texas	9.3%
California	7.7%
New York	6.3%
Alabama	6.2%
Illinois	6.1%
Georgia	4.6%
Florida	4.5%
Kentucky	3.9%
Colorado	3.5%
Puerto Rico	3.2%
Other	44.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.57%-5.50%, due 12/1/26-12/1/55	2.3%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.2%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-3/1/56	1.3%
New Hampshire Business Finance Authority, 3.625%-5.25%, due 4/1/30-10/1/51	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-1/1/55	1.3%
Development Authority of Burke County (The), 3.60%-3.95%, due 1/1/40-11/1/52	1.2%
Metropolitan Transportation Authority, 3.90%-5.00%, due 11/15/29-11/15/50	1.1%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000242887 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class R6
Trading Symbol	APSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2500™ Growth Index was determined primarily by stock selection in the information technology, industrials and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Exposure to several tariff-resilient spending categories, and to domestically oriented trade-war beneficiaries	Contributed
Industrials	Exposure to BWX Technologies, which benefited from strong earnings and a positive outlook	Contributed
Information technology	Underweight exposure to AI-related companies	Detracted
Health care	Exposure to Molina Healthcare, which reported weaker-than-expected earnings and lowered guidance	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	7/24/2023	6.66%	6.95%
Russell 3000®Index[1]		20.81%	20.66%
Russell 2500TM Growth Index[2]		15.78%	12.86%
Morningstar Mid-Cap Growth Category Average[3]		14.62%	13.35%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 347,358,504
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,560,787
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$347,358,504%
Total number of portfolio holdings	78%
Total advisory fees paid	$2,560,787%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	17.9%
Software	16.4%
Aerospace & Defense	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Hotels, Restaurants & Leisure	5.1%
Specialty Retail	4.6%
Machinery	4.5%
Capital Markets	4.4%
Construction & Engineering	3.8%
Banks	3.6%
Other	28.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments

C000242886 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class I
Trading Symbol	APSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$88	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%	[83]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2500™ Growth Index was determined primarily by stock selection in the information technology, industrials and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Exposure to several tariff-resilient spending categories, and to domestically oriented trade-war beneficiaries	Contributed
Industrials	Exposure to BWX Technologies, which benefited from strong earnings and a positive outlook	Contributed
Information technology	Underweight exposure to AI-related companies	Detracted
Health care	Exposure to Molina Healthcare, which reported weaker-than-expected earnings and lowered guidance	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Prior Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	6/29/2012	6.66%	8.52%	10.46%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 2500TM Growth Index[2]		15.78%	8.05%	10.65%
Morningstar Mid-Cap Growth Category Average[3]		14.62%	8.29%	10.78%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 29, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 347,358,504
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,560,787
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$347,358,504%
Total number of portfolio holdings	78%
Total advisory fees paid	$2,560,787%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	17.9%
Software	16.4%
Aerospace & Defense	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Hotels, Restaurants & Leisure	5.1%
Specialty Retail	4.6%
Machinery	4.5%
Capital Markets	4.4%
Construction & Engineering	3.8%
Banks	3.6%
Other	28.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments

C000242885 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class C
Trading Symbol	APSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$211	2.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.05%	[84]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2500™ Growth Index was determined primarily by stock selection in the information technology, industrials and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Exposure to several tariff-resilient spending categories, and to domestically oriented trade-war beneficiaries	Contributed
Industrials	Exposure to BWX Technologies, which benefited from strong earnings and a positive outlook	Contributed
Information technology	Underweight exposure to AI-related companies	Detracted
Health care	Exposure to Molina Healthcare, which reported weaker-than-expected earnings and lowered guidance	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	7/24/2023	4.44%	5.70%
Class C Shares - Excluding sales charges		5.44%	5.70%
Russell 3000®Index[1]		20.81%	20.66%
Russell 2500TM Growth Index[2]		15.78%	12.86%
Morningstar Mid-Cap Growth Category Average[3]		14.62%	13.35%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 347,358,504
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,560,787
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$347,358,504%
Total number of portfolio holdings	78%
Total advisory fees paid	$2,560,787%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	17.9%
Software	16.4%
Aerospace & Defense	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Hotels, Restaurants & Leisure	5.1%
Specialty Retail	4.6%
Machinery	4.5%
Capital Markets	4.4%
Construction & Engineering	3.8%
Banks	3.6%
Other	28.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments

C000242888 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class A
Trading Symbol	APSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$119	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%	[85]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 2500™ Growth Index was determined primarily by stock selection in the information technology, industrials and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Exposure to several tariff-resilient spending categories, and to domestically oriented trade-war beneficiaries	Contributed
Industrials	Exposure to BWX Technologies, which benefited from strong earnings and a positive outlook	Contributed
Information technology	Underweight exposure to AI-related companies	Detracted
Health care	Exposure to Molina Healthcare, which reported weaker-than-expected earnings and lowered guidance	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	2/12/2018	0.51%	8.22%	9.77%
Class A Shares - Excluding sales charges		6.36%	8.22%	9.77%
Russell 3000®Index[1]		20.81%	16.74%	14.28%
Russell 2500TM Growth Index[2]		15.78%	8.05%	9.83%
Morningstar Mid-Cap Growth Category Average[3]		14.62%	8.29%	10.38%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 347,358,504
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,560,787
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$347,358,504%
Total number of portfolio holdings	78%
Total advisory fees paid	$2,560,787%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments
Top Industries
Biotechnology	17.9%
Software	16.4%
Aerospace & Defense	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Hotels, Restaurants & Leisure	5.1%
Specialty Retail	4.6%
Machinery	4.5%
Capital Markets	4.4%
Construction & Engineering	3.8%
Banks	3.6%
Other	28.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.7%
Insmed, Inc.	3.6%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	2.7%
Avidity Biosciences, Inc.	2.4%
JFrog Ltd.	2.3%
Stifel Financial Corp.	2.2%
EMCOR Group, Inc.	2.1%
Neurocrine Biosciences, Inc.	2.0%
Expedia Group, Inc.	2.0%
* Excluding short-term investments

C000243741 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class A
Trading Symbol	FCGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$118	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%	[86]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	4/28/2017	8.29%	12.11%	12.36%
Class A Shares - Excluding sales charges		14.60%	12.11%	12.36%
MSCI World Index (Net)[1]		22.02%	15.58%	12.33%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	10.35%	11.31%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 43,003,502
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 105,830
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments

C000243740 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class C
Trading Symbol	FCGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$214	2.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.00%	[87]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	12.54%	13.41%
Class C Shares - Excluding sales charges		13.54%	13.41%
MSCI World Index (Net)[1]		22.02%	22.40%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	19.58%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 43,003,502
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 105,830
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments

C000243739 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class I
Trading Symbol	FCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$91	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%	[88]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	4/28/2017	14.86%	12.39%	12.64%
MSCI World Index (Net)[1]		22.02%	15.58%	12.33%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	10.35%	11.31%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 43,003,502
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 105,830
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments

C000243737 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class P
Trading Symbol	FCGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$90	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%	[89]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	14.91%	14.75%
MSCI World Index (Net)[1]		22.02%	22.40%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	19.58%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 43,003,502
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 105,830
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments

C000243738 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class R6
Trading Symbol	FCGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$90	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%	[90]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI World Index (Net) was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection in industrials, financials and health care.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security Selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	8/28/2023	14.87%	14.73%
MSCI World Index (Net)[1]		22.02%	22.40%
Morningstar Global Large-Stock Growth Category Average[2]		19.09%	19.58%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 43,003,502
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 105,830
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$43,003,502%
Total number of portfolio holdings	29%
Total advisory fees paid	$105,830%
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	9.3%
United Kingdom	5.8%
Switzerland	4.9%
Netherlands	4.0%
France	3.4%
Japan	3.1%
India	1.6%
Other	0.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
Alphabet, Inc., Class A	9.2%
Microsoft Corp.	7.3%
Moody's Corp.	5.0%
Mastercard, Inc., Class A	4.8%
AutoZone, Inc.	4.7%
Oracle Corp.	4.3%
ASML Holding NV	4.0%
CME Group, Inc.	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
* Excluding short-term investments

C000243743 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Investor Class
Trading Symbol	FCIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$153	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.48%	[91]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Investor Class Shares - Including sales charges	8/28/2023	0.21%	6.91%
Investor Class Shares - Excluding sales charges		5.49%	9.45%
MSCI EAFE® Index (Net)[1]		23.03%	18.22%
Morningstar Foreign Large Growth Category Average[2]		16.98%	15.16%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 761,974,160
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,461,082
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments

C000243750 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class R6
Trading Symbol	FCIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$83	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%	[92]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	9/29/2017	6.18%	8.46%	8.53%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.16%
Morningstar Foreign Large Growth Category Average[2]		16.98%	6.67%	6.39%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 761,974,160
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,461,082
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments

C000243746 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class P
Trading Symbol	FCIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$83	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%	[93]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	6.22%	10.17%
MSCI EAFE® Index (Net)[1]		23.03%	18.22%
Morningstar Foreign Large Blend Category Average[2]		16.98%	15.16%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 761,974,160
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,461,082
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments

C000243745 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class I
Trading Symbol	FCIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$88	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%	[94]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	9/29/2017	6.15%	8.33%	8.36%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.16%
Morningstar Foreign Large Growth Category Average[2]		16.98%	6.67%	6.39%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 761,974,160
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,461,082
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments

C000243744 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class C
Trading Symbol	FCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$228	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.23%	[95]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	3.68%	8.62%
Class C Shares - Excluding sales charges		4.68%	8.62%
MSCI EAFE® Index (Net)[1]		23.03%	18.22%
Morningstar Foreign Large Growth Category Average[2]		16.98%	15.16%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 761,974,160
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,461,082
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments

C000243742 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class A
Trading Symbol	FCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$120	1.17%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%	[96]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Sector allocation effects in information technology, materials and real estate helped relative performance. This was offset by negative security selection and sector allocation effects in financials and industrials. Security selection in consumer staples and health care also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Overweight sector allocation	Contributed
Materials	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Financials	Security selection	Detracted
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/29/2017	0.01%	8.08%	8.11%
Class A Shares - Excluding sales charges		5.83%	8.08%	8.11%
MSCI EAFE® Index (Net)[1]		23.03%	12.33%	7.16%
Morningstar Foreign Large Growth Category Average[2]		16.98%	6.67%	6.39%
1.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 761,974,160
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,461,082
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$761,974,160%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,461,082%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	17.7%
United States	12.1%
Taiwan	9.8%
Switzerland	9.8%
Netherlands	6.2%
Germany	5.5%
Japan	4.8%
Spain	3.3%
Canada	2.6%
Other	6.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.8%
ASML Holding NV	6.2%
London Stock Exchange Group plc	5.9%
EssilorLuxottica SA	5.3%
InterContinental Hotels Group plc	4.8%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Keyence Corp.	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.2%
SAP SE	3.8%
* Excluding short-term investments

C000243755 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class A
Trading Symbol	FCUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$103	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%	[97]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/30/2019	2.52%	13.28%	13.86%
Class A Shares - Excluding sales charges		8.49%	13.28%	13.86%
Russell 3000®Index[1]		20.81%	16.74%	15.79%
S&P 500®Index[2]		21.45%	17.64%	16.45%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.80%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 572,491,991
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 3,131,388
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund’s total annual operating expenses increased during the period due to an increase in transfer agent fees.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Expenses [Text Block]	The Fund’s total annual operating expenses increased during the period due to an increase in transfer agent fees.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243754 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class C
Trading Symbol	FCUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.85%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	6.58%	10.98%
Class C Shares - Excluding sales charges		7.58%	10.98%
Russell 3000®Index[1]		20.81%	23.39%
S&P 500®Index[2]		21.45%	24.01%
Morningstar Large Blend Category Average[3]		17.61%	20.53%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 572,491,991
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 3,131,388
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments

C000243752 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class I
Trading Symbol	FCUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$77	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%	[98]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class I Shares	9/30/2019	8.72%	13.55%	14.13%
Russell 3000®Index[1]		20.81%	16.74%	15.79%
S&P 500®Index[2]		21.45%	17.64%	16.45%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.80%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 572,491,991
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 3,131,388
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
The Fund’s total annual operating expenses increased during the period due to an increase in transfer agent fees.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Expenses [Text Block]	The Fund’s total annual operating expenses increased during the period due to an increase in transfer agent fees.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243751 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class P
Trading Symbol	FCUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	8.87%	12.32%
Russell 3000®Index[1]		20.81%	23.39%
S&P 500®Index[2]		21.45%	24.01%
Morningstar Large Blend Category Average[3]		17.61%	20.53%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 572,491,991
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 3,131,388
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments

C000243753 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class R6
Trading Symbol	FCUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined primarily by stock selection and allocation effects. Security selection in communication services, along with sector allocation effects in energy and real estate, helped relative performance. This was offset by negative security selection and underweight sector allocation in information technology, as well as security selection in industrials and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Energy	Underweight sector allocation	Contributed
Real estate	Underweight sector allocation	Contributed
Information technology	Security selection and sector allocation	Detracted
Industrials	Security selection	Detracted
Financials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	8/28/2023	8.93%	12.32%
Russell 3000®Index[1]		20.81%	23.39%
S&P 500®Index[2]		21.45%	24.01%
Morningstar Large Blend Category Average[3]		17.61%	20.53%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 572,491,991
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 3,131,388
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$572,491,991%
Total number of portfolio holdings	27%
Total advisory fees paid	$3,131,388%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments
Top Industries
Capital Markets	16.0%
Software	15.3%
Specialty Retail	13.1%
Interactive Media & Services	10.2%
Chemicals	6.6%
Financial Services	5.6%
Machinery	4.6%
Life Sciences Tools & Services	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Other	19.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	10.2%
Microsoft Corp.	9.6%
Moody's Corp.	6.9%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
Oracle Corp.	5.6%
CME Group, Inc.	4.1%
TJX Cos., Inc. (The)	3.7%
Sherwin-Williams Co. (The)	3.6%
MSCI, Inc.	3.4%
* Excluding short-term investments

C000250182 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class Z
Trading Symbol	AZTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	3/13/1986	1.11%	0.10%	1.42%
Class Z Shares - Excluding sales charges		4.24%	0.71%	1.73%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 13, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 138,000,026
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 646,444
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$138,000,026%
Total number of portfolio holdings	104%
Total advisory fees paid	$646,444%
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments
Top Industries
Other Revenue	45.4%
General Obligation	26.9%
Education	9.8%
Hospital	7.8%
Water & Sewer	3.4%
Utility	2.3%
General	1.9%
Transportation	0.9%
Housing	0.6%
Short-Term Investment	0.8%
Other	0.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments

C000250181 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class I
Trading Symbol	AZTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$56	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[99]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/1/1996	4.39%	0.86%	1.88%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 138,000,026
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 646,444
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$138,000,026%
Total number of portfolio holdings	104%
Total advisory fees paid	$646,444%
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments
Top Industries
Other Revenue	45.4%
General Obligation	26.9%
Education	9.8%
Hospital	7.8%
Water & Sewer	3.4%
Utility	2.3%
General	1.9%
Transportation	0.9%
Housing	0.6%
Short-Term Investment	0.8%
Other	0.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments

C000250180 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class C
Trading Symbol	AZTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$112	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%	[100]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/1996	2.93%	(0.01)%	0.93%
Class C Shares - Excluding sales charges		3.93%	(0.01)%	0.93%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 138,000,026
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 646,444
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$138,000,026%
Total number of portfolio holdings	104%
Total advisory fees paid	$646,444%
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments
Top Industries
Other Revenue	45.4%
General Obligation	26.9%
Education	9.8%
Hospital	7.8%
Water & Sewer	3.4%
Utility	2.3%
General	1.9%
Transportation	0.9%
Housing	0.6%
Short-Term Investment	0.8%
Other	0.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments

C000250179 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class A
Trading Symbol	AZTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[101]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	1.00%	1.14%
Class A Shares - Excluding sales charges		4.13%	3.57%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	3.12%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 138,000,026
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 646,444
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$138,000,026%
Total number of portfolio holdings	104%
Total advisory fees paid	$646,444%
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments
Top Industries
Other Revenue	45.4%
General Obligation	26.9%
Education	9.8%
Hospital	7.8%
Water & Sewer	3.4%
Utility	2.3%
General	1.9%
Transportation	0.9%
Housing	0.6%
Short-Term Investment	0.8%
Other	0.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.2%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	8.6%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.5%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.5%
City of Glendale, 5.00%, due 7/1/32-7/1/41	3.6%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.4%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.0%
Chandler Industrial Development Authority, Series 2, 5.00%, due 9/1/52	2.9%
* Excluding short-term investments

C000250185 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class A
Trading Symbol	COTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$81	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%	[102]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	0.34%	0.57%
Class A Shares - Excluding sales charges		3.44%	2.98%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	3.12%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 105,523,078
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 484,468
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$105,523,078%
Total number of portfolio holdings	91%
Total advisory fees paid	$484,468%
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	39.0%
General Obligation	19.2%
Certificate of Participation/Lease	13.1%
Transportation	9.0%
Hospital	8.8%
Education	6.1%
Water & Sewer	1.6%
General	0.5%
Short-Term Investment	2.1%
Other	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments

C000250186 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class C
Trading Symbol	COTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$112	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%	[103]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/30/1996	2.16%	(0.45)%	0.44%
Class C Shares - Excluding sales charges		3.16%	(0.45)%	0.44%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 30, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 105,523,078
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 484,468
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$105,523,078%
Total number of portfolio holdings	91%
Total advisory fees paid	$484,468%
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	39.0%
General Obligation	19.2%
Certificate of Participation/Lease	13.1%
Transportation	9.0%
Hospital	8.8%
Education	6.1%
Water & Sewer	1.6%
General	0.5%
Short-Term Investment	2.1%
Other	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments

C000250183 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class I
Trading Symbol	COTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$56	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[104]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/30/1996	3.70%	0.46%	1.38%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 30, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 105,523,078
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 484,468
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$105,523,078%
Total number of portfolio holdings	91%
Total advisory fees paid	$484,468%
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	39.0%
General Obligation	19.2%
Certificate of Participation/Lease	13.1%
Transportation	9.0%
Hospital	8.8%
Education	6.1%
Water & Sewer	1.6%
General	0.5%
Short-Term Investment	2.1%
Other	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments

C000250184 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class Z
Trading Symbol	COTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Overweight allocation to housing and out-of-Index exposure to non-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the housing sector, driven by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, primarily due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 10 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	5/21/1987	0.50%	(0.23)%	1.02%
Class Z Shares - Excluding sales charges		3.61%	0.38%	1.33%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 105,523,078
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 484,468
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$105,523,078%
Total number of portfolio holdings	91%
Total advisory fees paid	$484,468%
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	39.0%
General Obligation	19.2%
Certificate of Participation/Lease	13.1%
Transportation	9.0%
Hospital	8.8%
Education	6.1%
Water & Sewer	1.6%
General	0.5%
Short-Term Investment	2.1%
Other	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.80%-5.25%, due 11/1/28-5/15/62	9.9%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	7.1%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	5.0%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.5%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.2%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.8%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.5%
Denver Urban Renewal Authority, Series A-1, 5.00%, due 12/1/25	2.5%
Town of Frederick, 5.00%, due 12/1/34-12/1/41	2.4%
City of Fort Collins, 5.00%, due 12/1/37	2.4%
* Excluding short-term investments

C000250189 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class Z
Trading Symbol	ORTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning. Overweight allocation to the local general obligation sector and to AA-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the local general obligation sector, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, partly due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 12 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	6/1/1986	0.57%	(0.41)%	0.96%
Class Z Shares - Excluding sales charges		3.68%	0.20%	1.27%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 275,437,762
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,312,322
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$275,437,762%
Total number of portfolio holdings	150%
Total advisory fees paid	$1,312,322%
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments
Top Industries
General Obligation	49.9%
Other Revenue	23.1%
Hospital	10.4%
Transportation	6.4%
Water & Sewer	5.3%
General	2.0%
Education	0.4%
Short-Term Investment	1.2%
Other	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments

C000250188 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class I
Trading Symbol	ORTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning. Overweight allocation to the local general obligation sector and to AA-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the local general obligation sector, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, partly due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 12 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/5/1996	3.84%	0.33%	1.42%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 05, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 275,437,762
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,312,322
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$275,437,762%
Total number of portfolio holdings	150%
Total advisory fees paid	$1,312,322%
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments
Top Industries
General Obligation	49.9%
Other Revenue	23.1%
Hospital	10.4%
Transportation	6.4%
Water & Sewer	5.3%
General	2.0%
Education	0.4%
Short-Term Investment	1.2%
Other	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments

C000250187 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class C
Trading Symbol	ORTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$112	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%	[105]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning. Overweight allocation to the local general obligation sector and to AA-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the local general obligation sector, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, partly due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 12 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/5/1996	2.27%	(0.54)%	0.47%
Class C Shares - Excluding sales charges		3.27%	(0.54)%	0.47%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 05, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 275,437,762
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,312,322
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$275,437,762%
Total number of portfolio holdings	150%
Total advisory fees paid	$1,312,322%
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments
Top Industries
General Obligation	49.9%
Other Revenue	23.1%
Hospital	10.4%
Transportation	6.4%
Water & Sewer	5.3%
General	2.0%
Education	0.4%
Short-Term Investment	1.2%
Other	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments

C000250190 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class A
Trading Symbol	ORTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning. Overweight allocation to the local general obligation sector and to AA-rated credits contributed to performance, supported by security selection. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to the local general obligation sector, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, boosted by security selection	Contributed
Coupon	Underweight exposure to 5.0% to 5.25% coupon bonds, partly due to yield curve positioning	Detracted
Maturity	Underweight exposure to bonds maturing within 12 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	0.37%	0.41%
Class A Shares - Excluding sales charges		3.47%	2.82%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	3.12%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 275,437,762
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,312,322
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$275,437,762%
Total number of portfolio holdings	150%
Total advisory fees paid	$1,312,322%
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments
Top Industries
General Obligation	49.9%
Other Revenue	23.1%
Hospital	10.4%
Transportation	6.4%
Water & Sewer	5.3%
General	2.0%
Education	0.4%
Short-Term Investment	1.2%
Other	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 5/1/33-6/1/55	6.9%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.6%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.0%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Oregon State Facilities Authority, 3.95%-5.00%, due 6/1/30-10/1/46	3.4%
State of Oregon Housing & Community Services Department, 4.00%-6.25%, due 7/1/51-7/1/55	3.4%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.4%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.8%
* Excluding short-term investments

C000250194 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class A
Trading Symbol	UTAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[106]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Effective security selection among higher coupon bonds supported absolute and relative performance. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 5%+ coupon bonds, supported by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, primarily due to security selection	Contributed
Sector	Underweight allocation to the IDR/PCR sector	Detracted
Maturity	Underweight exposure to bonds maturing within 8 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	1.12%	1.27%
Class A Shares - Excluding sales charges		4.25%	3.71%
Bloomberg Municipal Bond Index[1]		4.17%	3.61%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	4.23%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	3.12%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 194,759,248
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 883,892
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$194,759,248%
Total number of portfolio holdings	150%
Total advisory fees paid	$883,892%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	35.9%
Education	17.7%
Transportation	12.1%
General	6.5%
General Obligation	5.6%
Water & Sewer	5.2%
Hospital	5.0%
Utilities	4.8%
Housing	4.2%
Short-Term Investment	1.9%
Other	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments

C000250191 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class C
Trading Symbol	UTACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$112	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%	[107]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Effective security selection among higher coupon bonds supported absolute and relative performance. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 5%+ coupon bonds, supported by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, primarily due to security selection	Contributed
Sector	Underweight allocation to the IDR/PCR sector	Detracted
Maturity	Underweight exposure to bonds maturing within 8 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/21/1996	3.05%	(0.14)%	0.98%
Class C Shares - Excluding sales charges		4.05%	(0.14)%	0.98%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 194,759,248
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 883,892
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$194,759,248%
Total number of portfolio holdings	150%
Total advisory fees paid	$883,892%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	35.9%
Education	17.7%
Transportation	12.1%
General	6.5%
General Obligation	5.6%
Water & Sewer	5.2%
Hospital	5.0%
Utilities	4.8%
Housing	4.2%
Short-Term Investment	1.9%
Other	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments

C000250192 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class I
Trading Symbol	UTAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$56	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[108]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Effective security selection among higher coupon bonds supported absolute and relative performance. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 5%+ coupon bonds, supported by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, primarily due to security selection	Contributed
Sector	Underweight allocation to the IDR/PCR sector	Detracted
Maturity	Underweight exposure to bonds maturing within 8 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/21/1996	4.50%	0.72%	1.91%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 194,759,248
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 883,892
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$194,759,248%
Total number of portfolio holdings	150%
Total advisory fees paid	$883,892%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	35.9%
Education	17.7%
Transportation	12.1%
General	6.5%
General Obligation	5.6%
Water & Sewer	5.2%
Hospital	5.0%
Utilities	4.8%
Housing	4.2%
Short-Term Investment	1.9%
Other	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments

C000250193 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class Z
Trading Symbol	UTAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was affected primarily by yield curve positioning and security selection. Effective security selection among higher coupon bonds supported absolute and relative performance. Underweight exposure to shorter maturities detracted as the municipal yield curve twisted, with front-end rates falling and longer-term rates rising.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 5%+ coupon bonds, supported by security selection	Contributed
Credit rating	Out-of-Index exposure to non-rated credits, primarily due to security selection	Contributed
Sector	Underweight allocation to the IDR/PCR sector	Detracted
Maturity	Underweight exposure to bonds maturing within 8 years	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	7/24/1992	1.25%	(0.08)%	1.40%
Class Z Shares - Excluding sales charges		4.38%	0.53%	1.71%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		4.83%	1.37%	2.29%
Morningstar Muni Single State Intermediate Category Average[3]		3.83%	0.56%	1.63%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 1992
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 194,759,248
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 883,892
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$194,759,248%
Total number of portfolio holdings	150%
Total advisory fees paid	$883,892%
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	35.9%
Education	17.7%
Transportation	12.1%
General	6.5%
General Obligation	5.6%
Water & Sewer	5.2%
Hospital	5.0%
Utilities	4.8%
Housing	4.2%
Short-Term Investment	1.9%
Other	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 3/15/27-3/15/47	16.2%
Utah Housing Corp., 3.00%-6.75%, due 7/1/32-7/1/55	7.5%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.7%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	4.0%
City of Salt Lake City, 4.00%-5.25%, due 2/1/37-7/1/46	3.8%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/43	3.3%
Tennessee Energy Acquisition Corp., 5.00%, due 12/1/35-5/1/53	2.4%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 4.221%-5.00%, due 7/1/35-3/1/50	2.0%
* Excluding short-term investments

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[14]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[17]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[20]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[21]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[23]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[24]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[25]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[26]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[27]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[28]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[29]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[30]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[31]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[32]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[33]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[34]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[35]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[36]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[37]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[38]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[39]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[40]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[41]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[42]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[43]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[44]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[45]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[46]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[47]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[48]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[49]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[50]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[51]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[52]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[53]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[54]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[55]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[56]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[57]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[58]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[59]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[60]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[61]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[62]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[63]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[64]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[65]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[66]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[67]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[68]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[69]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[70]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[71]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[72]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[73]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[74]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[75]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[76]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[77]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[78]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[79]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[80]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[81]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[82]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[83]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[84]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[85]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[86]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[87]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[88]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[89]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[90]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[91]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[92]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[93]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[94]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[95]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[96]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[97]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[98]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[99]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[100]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[101]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[102]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[103]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[104]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[105]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[106]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[107]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[108]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.